Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Recapitalization
The following table reconciles the elements of the Business Combination to the consolidated
statement of cash flows and the consolidated statement of changes in shareholders’ equity for the year ended December 31, 2021:

Recapitalization ( in millions)
SVAC’s trust and cash, net of redemption	$143.9
Cash-PIPE Investment	250.0
Cash-Forward Purchase	100.0
Less: transaction cost and advisory fees, net of tax benefit	(59.4)

Net proceeds from reverse recapitalization	434.5
Plus: non-cash net liabilities assumed (1)	(41.8)
Less: accrued transaction costs and advisory fees	(0.4)

Net contributions from reverse recapitalization	$392.3